Cover	May 26, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-39417
Entity Registrant Name	Evolv Technologies Holdings, Inc.
Entity Central Index Key	0001805385
Entity Tax Identification Number	84-4473840
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Totten Pond Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	374-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EVLV
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	EVLVW
Security Exchange Name	NASDAQ